UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-32

Fundamental Investors, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds ®]

Fundamental InvestorsSM
Investment portfolio

September 30, 2005

unaudited

		Market value
Common stocks — 93.67%	Shares	(000)

ENERGY — 19.24%
Suncor Energy Inc.	18,546,307	$1,124,919
Royal Dutch Shell PLC, Class A (ADR)	8,175,000	536,607
Halliburton Co.	5,500,000	376,860
Norsk Hydro ASA	2,168,000	242,580
Norsk Hydro ASA (ADR)	700,000	77,875
CONSOL Energy Inc.[1]	3,700,000	282,199
LUKoil Holding (ADR)	4,700,000	271,754
Chevron Corp.	4,185,674	270,939
Baker Hughes Inc.	4,198,000	250,537
ConocoPhillips	3,450,000	241,189
Burlington Resources Inc.	2,781,000	226,151
Murphy Oil Corp.	3,940,000	196,488
Exxon Mobil Corp.	3,000,000	190,620
Imperial Oil Ltd.	1,195,880	137,598
Marathon Oil Corp.	1,525,000	105,118
Massey Energy Co.	2,011,700	102,738
Shell Canada Ltd.	2,538,600	88,884
Reliance Industries Ltd.	4,900,000	88,534
Occidental Petroleum Corp.	1,000,000	85,430
Schlumberger Ltd.	1,000,000	84,380
Oil & Natural Gas Corp. Ltd.	2,425,000	58,582
Vintage Petroleum, Inc.	874,100	39,911
Smith International, Inc.	1,100,000	36,641
Cameco Corp.	500,000	26,710
CNX Gas Corp.[1,2,3]	575,000	11,787
		5,155,031

INDUSTRIALS — 13.02%
Deere & Co.	5,500,000	336,600
Caterpillar Inc.	5,400,000	317,250
Union Pacific Corp.	4,200,000	301,140
General Electric Co.	7,400,000	249,158
General Dynamics Corp.	1,772,900	211,950
Deutsche Post AG	8,945,000	209,249
Boeing Co.	2,900,000	197,055
Mitsubishi Corp.	9,490,000	187,160
Parker Hannifin Corp.	2,800,000	180,068
Raytheon Co.	4,461,372	169,621
Tyco International Ltd.	5,950,000	165,708
Emerson Electric Co.	2,200,000	157,960
United Parcel Service, Inc., Class B	2,000,000	138,260
3M Co.	1,700,000	124,712
Northrop Grumman Corp.	2,114,483	$ 114,922
Mitsui & Co., Ltd.	8,000,000	100,088
United Technologies Corp.	1,500,000	77,760
American Standard Inc.	1,432,300	66,674
Illinois Tool Works Inc.	657,200	54,107
Avery Dennison Corp.	966,400	50,630
Southwest Airlines Co.	1,500,000	22,275
Allied Waste Industries, Inc.[2]	2,500,000	21,125
Bombardier Inc., Class B	7,500,000	18,540
Lockheed Martin Corp.	248,200	15,150
		3,487,162

FINANCIALS — 10.68%
Washington Mutual, Inc.	8,580,000	336,508
Citigroup Inc.	5,450,000	248,084
Allied Irish Banks, PLC	9,600,000	204,261
Fannie Mae	3,942,800	176,716
Bank of Ireland	10,165,000	160,684
AMP Ltd.	25,000,202	141,863
Freddie Mac	2,325,000	131,269
Willis Group Holdings Ltd.	3,400,000	127,670
Irish Life & Permanent PLC	7,000,000	127,483
Equity Residential	3,000,000	113,550
Cullen/Frost Bankers, Inc.	2,000,000	98,680
American International Group, Inc.	1,100,000	68,156
Genworth Financial, Inc., Class A	2,000,000	64,480
Bank Hapoalim Ltd.	16,255,900	63,296
Bank of New York Co., Inc.	2,085,000	61,320
Aon Corp.	1,767,400	56,698
U.S. Bancorp	2,000,000	56,160
Independence Community Bank Corp.	1,592,000	54,271
J.P. Morgan Chase & Co.	1,550,000	52,592
St. George Bank Ltd.	2,450,279	52,122
Mitsubishi Estate Co., Ltd.	3,750,000	51,440
Wells Fargo & Co.	870,000	50,956
KBC Groupe SA	620,000	50,233
Marshall & Ilsley Corp.	990,000	43,075
Banco Popolare di Verona e Novara Scrl	2,000,000	37,736
Marsh & McLennan Companies, Inc.	1,120,000	34,037
Bank of America Corp.	756,800	31,861
Zions Bancorporation	425,000	30,264
Fidelity National Financial, Inc.	676,000	30,096
Chubb Corp.	300,000	26,865
Arthur J. Gallagher & Co.	600,000	17,286
MI Developments Inc., Class A	500,000	16,875
Mellon Bank Corp.	500,000	15,985
National Bank of Canada	230,000	11,924
State Street Corp.	200,000	9,784
City National Corp.	100,000	7,009
		2,861,289

INFORMATION TECHNOLOGY — 10.35%
Microsoft Corp.	21,725,000	558,984
Texas Instruments Inc.	11,713,024	397,072
Automatic Data Processing, Inc.	4,600,000	197,984
International Business Machines Corp.	2,400,000	$ 192,528
Linear Technology Corp.	5,000,000	187,950
Intersil Corp., Class A	7,475,000	162,805
Motorola, Inc.	7,156,080	158,078
Agilent Technologies, Inc.[2]	4,000,000	131,000
Hitachi, Ltd.	20,000,000	126,607
Google Inc., Class A2	400,000	126,584
Sun Microsystems, Inc.[2]	24,000,000	94,080
Hewlett-Packard Co.	2,000,000	58,400
Sabre Holdings Corp., Class A	2,645,304	53,647
Maxim Integrated Products, Inc.	1,250,000	53,313
ASML Holding NV2	2,500,000	41,052
Ceridian Corp.[2]	1,900,000	39,425
Advanced Micro Devices, Inc.[2]	1,500,000	37,800
CDW Corp.	545,000	32,111
Electronic Data Systems Corp.	1,400,000	31,416
Corning Inc.[2]	1,520,000	29,382
Murata Manufacturing Co., Ltd.	300,000	16,719
Cisco Systems, Inc.[2]	900,000	16,137
Affiliated Computer Services, Inc., Class A2	250,000	13,650
Rohm Co., Ltd.	150,000	13,008
Microchip Technology Inc.	55,222	1,663
		2,771,395

MATERIALS — 8.78%
Dow Chemical Co.	8,836,700	368,225
BHP Billiton Ltd.	17,995,030	305,377
Rio Tinto PLC	6,066,709	247,952
Weyerhaeuser Co.	3,183,000	218,831
Alcoa Inc.	7,973,800	194,720
Freeport-McMoRan Copper & Gold Inc., Class B	3,500,000	170,065
Mosaic Co.[2]	9,357,400	149,906
Potash Corp. of Saskatchewan Inc.	1,238,400	115,568
E.I. du Pont de Nemours and Co.	2,895,600	113,421
Falconbridge Ltd.	3,500,000	93,665
International Paper Co.	3,000,000	89,400
Inco Ltd.	1,632,300	77,289
Temple-Inland Inc.	1,500,000	61,275
CRH PLC	1,918,931	52,017
Lyondell Chemical Co.	1,450,000	41,499
USX-U.S. Steel Group	650,000	27,527
Phelps Dodge Corp.	200,000	25,986
		2,352,723

CONSUMER DISCRETIONARY — 8.62%
Lowe’s Companies, Inc.	6,015,000	387,366
Time Warner Inc.	15,425,000	279,347
Target Corp.	4,890,000	253,938
Limited Brands, Inc.	10,815,980	220,970
Toyota Motor Corp.	3,000,000	137,348
Best Buy Co., Inc.	2,883,000	125,497
Comcast Corp., Class A2	3,050,000	89,609
Comcast Corp., Class A, special nonvoting stock[2]	500,000	14,390
News Corp. Inc.	6,002,700	93,582
Clear Channel Communications, Inc.	2,800,000	92,092
Magna International Inc., Class A	1,199,300	$ 89,780
Sony Corp.	2,700,000	88,669
Bridgestone Corp.	3,475,000	74,346
Walt Disney Co.	3,000,000	72,390
General Motors Corp.	2,100,000	64,281
Federated Department Stores, Inc.	934,500	62,490
Starbucks Corp.[2]	1,045,000	52,354
Warner Music Group Corp.[2]	2,000,000	37,020
Accor SA	605,000	30,560
Mattel, Inc.	750,000	12,510
IAC/InterActiveCorp[2]	478,000	12,117
Liberty Media Corp., Class A2	1,450,000	11,672
Dollar Tree Stores, Inc.[2]	350,000	7,578
		2,309,906

HEALTH CARE — 6.75%
Roche Holding AG	2,965,000	411,952
Merck & Co., Inc.	8,500,000	231,285
Sanofi-Aventis	2,192,600	181,206
Abbott Laboratories	4,200,000	178,080
Schering-Plough Corp.	6,900,000	145,245
Bristol-Myers Squibb Co.	4,850,000	116,691
Eli Lilly and Co.	1,750,000	93,660
CIGNA Corp.	725,000	85,449
WellPoint, Inc.[2]	840,000	63,689
Aetna Inc.	560,000	48,238
Amgen Inc.[2]	500,000	39,835
AstraZeneca PLC (Sweden)	500,000	23,273
AstraZeneca PLC (ADR) (United Kingdom)	190,600	8,977
Martek Biosciences Corp.[2]	850,000	29,861
Guidant Corp.	405,000	27,900
Forest Laboratories, Inc.[2]	700,000	27,279
Medco Health Solutions, Inc.[2]	463,000	25,386
Wyeth	500,000	23,135
Elan Corp., PLC (ADR)[2]	2,116,000	18,748
Cardinal Health, Inc.	250,000	15,860
Biogen Idec Inc.[2]	300,000	11,844
		1,807,593

TELECOMMUNICATION SERVICES — 5.85%
SBC Communications Inc.	14,250,000	341,572
BellSouth Corp.	7,100,000	186,730
Verizon Communications Inc.	5,000,000	163,450
Telefónica, SA (ADR)	2,054,000	101,303
Telefónica, SA	3,068,000	50,231
Qwest Communications International Inc.[2]	33,000,000	135,300
Sprint Nextel Corp.	5,400,000	128,412
Vodafone Group PLC (ADR)	4,254,300	110,484
Vodafone Group PLC	5,850,000	15,214
France Télécom, SA	4,000,000	114,825
KDDI Corp.	20,000	112,696
Deutsche Telekom AG	2,300,000	41,860
AT&T Corp.	1,620,000	32,076
China Netcom Group Corp. Ltd.	13,000,000	22,375
KT Corp.	218,170	9,211
		1,565,739

CONSUMER STAPLES — 5.26%
Altria Group, Inc.	8,114,800	$ 598,142
ConAgra Foods, Inc.	5,100,000	126,225
Procter & Gamble Co.	1,800,000	107,028
PepsiCo, Inc.	1,800,000	102,078
Anheuser-Busch Companies, Inc.	1,997,500	85,972
Walgreen Co.	1,585,700	68,899
General Mills, Inc.	1,404,200	67,682
Bunge Ltd.	1,117,000	58,776
Coca-Cola Co.	1,300,000	56,147
C&C Group PLC	8,357,900	50,035
Avon Products, Inc.	1,740,000	46,980
Diageo PLC	1,539,200	22,118
Diageo PLC (ADR)	15,200	882
SYSCO Corp.	600,000	18,822
		1,409,786

UTILITIES — 4.73%
Dominion Resources, Inc.	3,390,000	292,015
Questar Corp.	3,000,000	264,360
Exelon Corp.	2,965,000	158,450
Veolia Environnement	3,059,100	129,112
DTE Energy Co.	1,606,900	73,692
Public Service Enterprise Group Inc.	1,000,000	64,360
FPL Group, Inc.	1,050,000	49,980
Sempra Energy	1,000,000	47,060
Pinnacle West Capital Corp.	1,000,000	44,080
FirstEnergy Corp.	618,000	32,210
Cinergy Corp.	650,000	28,866
E.ON AG	300,000	27,563
Tokyo Gas Co., Ltd.	6,025,000	24,454
KeySpan Corp.	500,000	18,390
Entergy Corp.	150,000	11,148
		1,265,740

MISCELLANEOUS — 0.39%
Other common stocks in initial period of acquisition		103,592

Total common stocks (cost: $18,573,110,000)		25,089,956

	Shares or principal
Convertible securities — 0.55%	amount

FINANCIALS — 0.28%
Chubb Corp. 7.00% convertible preferred 2005	1,200,000 units	39,228
Genworth Financial, Inc. 6.00% convertible preferred 2007	1,010,000 units	36,259
		75,487

INFORMATION TECHNOLOGY — 0.14%
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022[4]	24,050,000	27,387
ASML Holding NV 5.50% convertible notes 2010	6,000,000	8,908
		36,295

MATERIALS — 0.13%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[1]	31,000	$ 34,373

Total convertible securities (cost: $118,575,000)		146,155

	Principal amount
Bonds & notes — 0.20%	(000)

INDUSTRIALS — 0.16%
Continental Airlines, Inc. 8.00% 2005	28,600	28,529
Southwest Airlines Co. 5.25% 2014	15,000	14,700
		43,229

CONSUMER DISCRETIONARY — 0.04%
Delphi Automotive Systems Corp. 7.125% 2029	11,200	7,224
General Motors Corp. 7.125% 2013	2,540	2,178
General Motors Corp. 7.20% 2011	915	819
		10,221

Total bonds & notes (cost: $53,758,000)		53,450

Short-term securities — 5.20%

Freddie Mac 3.51%-3.59% due 10/25-10/31/2005	152,800	152,378
Coca-Cola Co. 3.54%-3.64% due 10/14-12/2/2005	124,300	123,894
Park Avenue Receivables Co., LLC 3.52%-3.71% due 10/4-11/9/2005[1]	116,416	116,264
Procter & Gamble Co. 3.50%-3.80% due 10/3-12/1/2005[1]	92,400	92,203
Gannett Co. 3.55%-3.74% due 10/18-11/17/2005[1]	81,500	81,272
PepsiCo Inc. 3.66%-3.71% due 10/11-10/28/2005[1]	81,400	81,230
International Lease Finance Corp. 3.62%-3.64% due 10/11-10/17/2005	80,400	80,292
DuPont (E.I.) de Nemours & Co. 3.55%-3.57% due 10/13-10/21/2005	75,000	74,864
Variable Funding Capital Corp. 3.82% due 12/5-12/7/2005[1]	75,000	74,479
HSBC Finance Corp. 3.59%-3.78% due 10/17-11/28/2005	68,300	68,072
NetJets Inc. 3.59%-3.81% due 10/17-12/16/2005[1]	60,600	60,355
CAFCO, LLC 3.60%-3.77% due 10/7-11/17/2005[1]	55,100	54,966
Bank of America Corp. 3.87% due 12/7/2005	10,000	9,930
Ranger Funding Co. LLC 3.68%-3.81% due 10/13-11/10/2005[1]	36,300	36,204
Clipper Receivables Co., LLC 3.71%-3.73% due 11/14-11/18/2005[1]	41,300	41,103
FCAR Owner Trust I 3.65% due 10/17/2005	35,000	34,939
Wal-Mart Stores Inc. 3.49%-3.63% due 10/4-11/8/2005[1]	34,000	33,900
BellSouth Corp. 3.7%-3.73% due 10/20-10/27/2005[1]	32,400	32,319
Wells Fargo Bank, N.A. 3.74% due 11/1/2005	25,000	25,000
Federal Home Loan Bank 3.64% due 11/18/2005	24,000	23,881
SBC Communications Inc. 3.72% due 11/9/2005[1]	23,900	23,801
Private Export Funding Corp. 3.75% due 10/20/2005[1]	19,200	19,160
Abbott Laboratories Inc. 3.51% due 10/4/2005[1]	15,200	15,194
Tennessee Valley Authority 3.48% due 10/20/2005	13,000	12,975
Kimberly-Clark Worldwide Inc. 3.73% due 10/27/2005[1]	8,200	8,177
Medtronic Inc. 3.73% due 11/4/2005[1]	8,200	8,170
Pfizer Inc 3.52% due 10/3/2005[1]	8,100	8,098

Total short-term securities (cost: $1,393,094,000)		$ 1,393,120

Total investment securities (cost: $20,138,537,000)		26,682,681
Other assets less liabilities		103,001

Net assets		$26,785,682

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,115,254,000, which represented 4.16% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the Board of Directors.
4Coupon rate subject to change.

ADR = American Depositary Receipts

Federal income tax information
(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,401,564
Gross unrealized depreciation on investment securities	(868,671)
Net unrealized appreciation on investment securities	6,532,893
Cost of investment securities for federal income tax purposes	20,149,788

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ James F. Rothenberg
    James F. Rothenberg, Vice Chairman and PEO

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ James F. Rothenberg
James F. Rothenberg, Vice Chairman and PEO

Date: November 28, 2005

By  /s/ Sheryl F. Johnson
 Sheryl F. Johnson, Treasurer and PFO

Date: November 28, 2005